Financial instruments and risk concentration	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Financial instruments and risk concentration
Financial instruments and risk concentration
Financial instruments
We hold derivative financial instruments such as forward foreign currency exchange contracts and interest rate swaps, the fair value of which was not material as of December 31, 2012. Our forward foreign currency exchange contracts outstanding as of December 31, 2012, had a notional value of $305 million to hedge our non-U.S. dollar net balance sheet exposures, including $140 million to sell Japanese yen, $26 million to sell Chinese yuan and $26 million to sell British pound sterling.

Our investments in cash equivalents, short-term investments and certain long-term investments, as well as our postretirement plan assets and deferred compensation liabilities are carried at fair value, which is described in Note 9. The carrying values for other current financial assets and liabilities, such as accounts receivable and accounts payable, approximate fair value due to the short maturity of such instruments. The carrying value of our long-term debt approximates the fair value as measured using broker-dealer quotes, which are Level 2 inputs. See Note 9 for the definition of Level 2 inputs.

Risk concentration
Financial instruments that could subject us to concentrations of credit risk are primarily cash, cash equivalents, short-term investments and accounts receivable. To manage our credit risk exposure, we place cash investments in investment-grade debt securities and limit the amount of credit exposure to any one issuer. We also limit counterparties on financial derivative contracts to financial institutions with investment-grade ratings.

Concentrations of credit risk with respect to accounts receivable are limited due to our large number of customers and their dispersion across different industries and geographic areas. We maintain allowances for expected returns, disputes, adjustments, incentives and collectability. These allowances are deducted from accounts receivable on our Consolidated balance sheets.

Details of these Accounts receivable allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2012	$19	$12	$—	$31
2011	18	1	—	19
2010	23	(4)	(1)	18